Related party transactions - Transactions with non-executive directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-executive directors
Transactions with non-executive directors
Directors compensation	€ 0
Independent directors
Transactions with non-executive directors
Short-term benefits	234,000	€ 158,000	€ 173,000
Share-based payments	52,000	39,000
Total	286,000	€ 197,000	€ 173,000
Board of directors
Transactions with non-executive directors
Advances or credits granted	€ 0